Earnings (loss) per common share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings (loss) per common share

10. Earnings (loss) per common share

The Company calculates basic earnings (loss) per share in conformity with the two-class method required for companies with participating securities. The Company considered its Series G Convertible Preferred Shares to be participating securities as the holders are entitled to receive dividends on as-converted basis in the event that dividends are declared and paid on the Company’s common shares. The Company calculates diluted earnings (loss) per share using the most dilutive of the two-class method and the if-converted method.

Under the two-class method, basic earnings (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of common shares outstanding during the period, less shares subject to repurchase.

The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Any remaining earnings would be distributed to the holders of common stock and the holders of the Series G Convertible Preferred Shares on a pro-rata basis assuming conversion of all Series G Convertible Preferred Shares into common shares. This participating security does not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating security.

Diluted earnings (loss) per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period. For the three and six months ended June 30, 2022, securities that could potentially dilute basic earnings per share in the future that were included in the computation of diluted earnings per share, were the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the if-converted method. Net income attributable to common stockholders of Tsakos Energy Navigation Limited for the three and six months ended June 30, 2022, is adjusted by the amount of dividends on Series G Convertible Preferred Shares and corresponding undistributed income to Series G participants, as set forth below. For the three and six months ended June 30, 2021, these convertible securities that could potentially dilute basic loss per share in the future were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect. Two class-method was the most dilutive method for the comparative period.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Three months ended June 30,		Six months ended June 30, 2022
	2022	2021	2022	2021
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$46,225	$(19,664)	$51,743	$(24,485)
Preferred share dividends Series D	(1,924)	(1,879)	(3,846)	(3,752)
Preferred share dividends Series E	(2,743)	(2,679)	(5,488)	(5,338)
Preferred share dividends Series F	(4,006)	(3,672)	(8,012)	(7,235)
Preferred share dividends, Convertible Series G	(31)	—	(31)	(54)
Undistributed income to Series G participants	(370)	—	(353)	—
Deemed dividend on partially redeemed Convertible Series G	—	—	—	(1,713)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	37,151	(27,894)	34,013	(42,577)
Preferred share dividends, Convertible Series G	31	—	31	—
Undistributed income to Series G participants	370	—	353	—
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	37,552	(27,894)	34,397	(42,577)
Denominator
Weighted average number of shares, basic	28,398,404	18,660,333	26,992,886	18,433,070
Weighted average number of shares, diluted	28,704,595	18,660,333	27,299,077	18,433,070
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$1.31	$(1.49)	$1.26	$(2.31)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$1.31	$(1.49)	$1.26	$(2.31)